Nature of Operations (Details Narrative)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity state of incorporation	NV	NV
Entity date of incorporation	Jul. 22, 2008	Jul. 22, 2008